Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000192678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000192678 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000192684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000192671 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000192671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	95.70%